Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets
Cash and cash equivalents	$ 15,030	$ 10,890
Short term deposits	16,652	36,310
Other investments	431
Other current assets	1,143	1,273
Total current assets	33,256	48,473
Non-current assets
Other investment		187
Right to use assets	467	619
Fixed assets, net	215	277
Long term deposits		160
Intangible assets	20,684	20,482
Total non - current assets	21,366	21,725
Total assets	54,622	70,198
Liabilities
Current maturity of lease liabilities	194	199
Trade payable	2,132	1,473
Other payables	4,732	2,578
Total current liabilities	7,058	4,250
Non-current liabilities
Lease liability	321	550
Post-employment benefit liabilities	145	292
Total non - current liabilities	466	842
Equity
Share capital, no par value
Share premium	126,407	123,951
Receipts on account of warrants	28,017	28,017
Capital reserve for share-based payments	10,164	8,862
Capital reserve from transactions with related parties	761	761
Capital reserve from hedging	(6)
Capital reserve from transactions with non- controlling interest	(859)	(859)
Accumulated deficit	(117,573)	(95,905)
Equity attributable to owners of the Company	46,911	64,827
Non-controlling interests	187	279
Total equity	47,098	65,106
Total liabilities and equity	$ 54,622	$ 70,198